Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Carrying Amounts and Fair Value of Long-term Debt	As of December 31, 2019 and 2020, the carrying amounts and fair value of the Group’s long-term debt was as follows:

	December 31, 2019		December 31, 2020
	Carrying amount	Fair value	Carrying amount	Fair value
	RMB	RMB	RMB	RMB
Long-term debt	36,495	35,780	25,348	25,294

Summary of Movements in Loss Allowance Account in Respect of Accounts Receivables
Movement in the loss allowance account in respect of accounts receivable during the years ended December 31, 2018, 2019 and 2020 is as follows:

	2018	2019	2020
	RMB	RMB	RMB
At beginning of year	4,761	4,680	4,692
Impairment losses for ECL	2,008	1,653	1,382
Amounts written off	(2,089)	(1,641)	(1,640)

At end of year	4,680	4,692	4,434

Remaining Contractual Maturities of Financial Liabilities Based on Contractual Undiscounted Cash Flows and Earliest Date of Repayment Required
The following table sets out the remaining contractual maturities at the end of the reporting period of the Group’s financial liabilities and lease liabilities, which are based on contractual undiscounted cash flows (including interest payments computed using contractual rates or, if floating, based on prevailing rates at the end of the reporting period) and the earliest date the Group would be required to repay:

	2019
	Carrying amount	Total contractual undiscounted cash flow	Within 1 year or on demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years
	RMB	RMB	RMB	RMB	RMB	RMB
Short-term debt	42,527	43,697	43,697	—	—	—
Long-term debt	36,495	40,791	4,625	1,184	30,824	4,158
Accounts payable	102,616	102,616	102,616	—	—	—
Accrued expenses and other payables	48,516	48,516	48,516	—	—	—
Lease liabilities	42,146	45,535	12,846	11,794	17,266	3,629

	272,300	281,155	212,300	12,978	48,090	7,787

	2020
	Carrying amount	Total contractual undiscounted cash flow	Within 1 year or on demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years
	RMB	RMB	RMB	RMB	RMB	RMB
Short-term debt	27,994	28,417	28,417	—	—	—
Long-term debt	25,348	27,805	1,410	17,838	5,609	2,948
Accounts payable	107,578	107,578	107,578	—	—	—
Accrued expenses and other payables	56,775	56,775	56,775	—	—	—
Lease liabilities	40,647	43,896	14,449	13,363	12,110	3,974

	258,342	264,471	208,629	31,201	17,719	6,922

Interest Rate Profile of Debt
The following table sets out the interest rate profile of the Group’s debt at the end of the reporting period:

	2019		2020
	Effective interest rate		Effective interest rate
	%	RMB	%	RMB
Fixed rate debt:
Short-term debt	2.5	29,022	2.7	22,719
Long-term debt	3.1	36,495	2.7	25,348

		65,517		48,067
Variable rate debt:
Short-term debt	3.8	13,505	3.3	5,275

		13,505		5,275

Total debt		79,022		53,342

Fixed rate debt as a percentage of total debt		82.9%		90.1%

Accounts receivable [member] | Telephone and Internet subscribers [member]
Statement [LineItems]
Summary of Accounts Receivable from Telephone and Internet Subscribers
Accounts receivable from telephone and Internet subscribers:

	December 31, 2019
	Expected loss rate	Gross carrying amount	Loss allowance
	%	RMB	RMB
Current, within 1 month	2%	7,545	141
1 to 3 months	20%	1,777	349
4 to 6 months	60%	739	444
7 to 12 months	80%	1,083	867
Over 12 months	100%	1,002	1,002

		12,146	2,803

	December 31, 2020
	Expected loss rate	Gross carrying amount	Loss allowance
	%	RMB	RMB
Current, within 1 month	2%	7,068	132
1 to 3 months	20%	1,601	317
4 to 6 months	60%	561	333
7 to 12 months	80%	920	735
Over 12 months	100%	921	921

		11,071	2,438

Accounts receivable and contract assets [member] | Enterprise customers [member]
Statement [LineItems]
Summary of Accounts Receivables From Enterprise Customers and Contract Assets	Accounts receivable and contract assets from enterprise customers:

	December 31, 2019
	Expected loss rate	Gross carrying amount	Loss allowance
	%	RMB	RMB
1 to 6 months	2%	5,452	102
7 to 12 months	20%	1,428	239
1 to 2 years	60%	621	353
2 to 3 years	90%	258	224
Over 3 years	100%	371	364

		8,130	1,282

	December 31, 2020
	Expected loss rate	Gross carrying amount	Loss allowance
	%	RMB	RMB
1 to 6 months	2%	6,031	124
7 to 12 months	22%	1,120	232
1 to 2 years	67%	685	445
2 to 3 years	100%	347	333
Over 3 years	100%	324	324

		8,507	1,458